Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2006
Number of Options
Outstanding at January 1, 2013	5,336,808
Granted			10,416,950	36,250,000
Forfeited	(21,200)
Exercised	(2,872,112)
Outstanding at December 31, 2013	2,443,496	5,336,808
Vested or expected to vest at December 31, 2013	2,441,052
Exercisable at December 31, 2013	1,587,280
Weighted-Average Exercise Price
Outstanding at January 1, 2013	$ 1.79
Granted
Forfeited	$ 2.02
Exercised	$ 1.72
Outstanding at December 31, 2013	$ 2.18	$ 1.79
Vested or expected to vest at December 31, 2013	$ 2.18
Exercisable at December 31, 2013	$ 2.91
Weighted-Average Remaining Contractual Term
Weighted-average remaining contractual term of options outstanding	6 years 3 months 15 days	7 years 22 days
Vested or expected to vest at December 31, 2012	6 years 2 months 16 days
Exercisable at December 31, 2012	4 years 10 months 28 days
Aggregate Intrinsic Value
Outstanding at January 1, 2013	$ 1,878
Outstanding at December 31, 2013	6,389	1,878
Vested or expected to vest at December 31, 2013	6,383
Exercisable at December 31, 2013	$ 4,623